Basis of Presentation and Summary of Significant Accounting Policies (Details 3) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies
Total common stock equivalents excluded from basic and dilutive loss per share	1,555,000	2,025,000	1,860,000	2,440,000
Warrant [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Total common stock equivalents excluded from basic and dilutive loss per share		155,000		510,000
Stock Options [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Total common stock equivalents excluded from basic and dilutive loss per share	1,555,000	1,860,000	1,860,000	1,930,000
Restricted Stock Units (RSUs) [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Total common stock equivalents excluded from basic and dilutive loss per share		10,000